Note 10 - Investment in Joint Venture	6 Months Ended
Jun. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
10.	Investment in joint venture

During the six months ended Jne 30, 2013, the Company invested $6,250,000 in Euromar LLC, its joint venture with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône”).  The Company as of June 30, 2013 has invested an aggregated $25.00 million in Euromar LLC, which represents its entire capital commitment.  The Company accounts for its investment in the Joint Venture using the equity method of accounting. The Company’s share of the results of operations of the Joint Venture is included in the “Consolidated statements of operations” as “Equity loss in joint venture”. The Company’s investment in the Joint Venture is recorded in the “Unaudited condensed consolidated balance sheets” at its book value which was $16,989,061 as of December 31, 2012 and $22,341,602 as of June 30, 2013.